Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [line items]
Payment for Trademark Usage Fee	¥ 169,811	$ 23,967
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	912,877	128,845	¥ 439,106	¥ 412,591
Purchase of material, supplies and engines	1,999,831	282,259	1,192,322	914,211
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Purchase of service	0	0		2,543
Hospitality, restaurant, consultancy and other service income	3,984	562	3,456	14,241
Rental income	3,206	452	1,937
Hong Leong Asia Limited [member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	6,788	958	6,639	6,913
GY Group (including its subsidiaries and affiliates) [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	1,792,280	252,965	406,422	455,061
Purchase of material, supplies and engines	1,895,239	267,496	1,589,638	1,221,421
Hospitality, restaurant, consultancy and other service income	15,350	2,167	24,015	25,728
Rental income	2,133	301	3,886	4,483
Property management service expenses	22,595	3,189	26,547	22,212
Leasing expenses	0	0	25,705	8,676
General and administrative expenses	19,953	2,816	21,607	20,215
Delivery, storage, distribution and handling expenses	304,532	42,982	228,195	210,406
Payment for Trademark Usage Fee	169,811	23,967
Payments For Lease Liabilities	33,594	4,741
Purchases of vehicles and machineries	2,817	398	¥ 6,144	52,443
Purchases of additional shareholding in a subsidiary	0	0		1,335
Disposal of shareholding in an associate	¥ 0	$ 0		¥ 1,833